Expense Example - (Allspring Core Bond Fund)	(Allspring Core Bond Fund - Classes A and C) Class A Expense Example, with Redemption, 1 Year	(Allspring Core Bond Fund - Classes A and C) Class A Expense Example, with Redemption, 3 Years	(Allspring Core Bond Fund - Classes A and C) Class A Expense Example, with Redemption, 5 Years	(Allspring Core Bond Fund - Classes A and C) Class A Expense Example, with Redemption, 10 Years	(Allspring Core Bond Fund - Classes A and C) Class C Expense Example, with Redemption, 1 Year	(Allspring Core Bond Fund - Classes A and C) Class C Expense Example, with Redemption, 3 Years	(Allspring Core Bond Fund - Classes A and C) Class C Expense Example, with Redemption, 5 Years	(Allspring Core Bond Fund - Classes A and C) Class C Expense Example, with Redemption, 10 Years	(Allspring Core Bond Fund - Class R) Class R Expense Example, with Redemption, 1 Year	(Allspring Core Bond Fund - Class R) Class R Expense Example, with Redemption, 3 Years	(Allspring Core Bond Fund - Class R) Class R Expense Example, with Redemption, 5 Years	(Allspring Core Bond Fund - Class R) Class R Expense Example, with Redemption, 10 Years	(Allspring Core Bond Fund - Class R4 Class R4 Expense Example, with Redemption, 1 Year	(Allspring Core Bond Fund - Class R4 Class R4 Expense Example, with Redemption, 3 Years	(Allspring Core Bond Fund - Class R4 Class R4 Expense Example, with Redemption, 5 Years	(Allspring Core Bond Fund - Class R4 Class R4 Expense Example, with Redemption, 10 Years	(Allspring Core Bond Fund - Class R6) Class R6 Expense Example, with Redemption, 1 Year	(Allspring Core Bond Fund - Class R6) Class R6 Expense Example, with Redemption, 3 Years	(Allspring Core Bond Fund - Class R6) Class R6 Expense Example, with Redemption, 5 Years	(Allspring Core Bond Fund - Class R6) Class R6 Expense Example, with Redemption, 10 Years	(Allspring Core Bond Fund - Administrator Class) Administrator Class Expense Example, with Redemption, 1 Year	(Allspring Core Bond Fund - Administrator Class) Administrator Class Expense Example, with Redemption, 3 Years	(Allspring Core Bond Fund - Administrator Class) Administrator Class Expense Example, with Redemption, 5 Years	(Allspring Core Bond Fund - Administrator Class) Administrator Class Expense Example, with Redemption, 10 Years	(Allspring Core Bond Fund - Institutional Class) (nstitutional Class Expense Example, with Redemption, 1 Year	(Allspring Core Bond Fund - Institutional Class) (nstitutional Class Expense Example, with Redemption, 3 Years	(Allspring Core Bond Fund - Institutional Class) (nstitutional Class Expense Example, with Redemption, 5 Years	(Allspring Core Bond Fund - Institutional Class) (nstitutional Class Expense Example, with Redemption, 10 Years
USD ($)	519	678	863	1,398	249	474	834	1,848	98	318	568	1,285	49	166	307	716	34	118	224	533	66	220	400	921	39	134	252	594